Shareholder Report, Holdings (Details)	May 31, 2025
General Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.25%
Lumen Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.26%
Cognex [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Manitowoc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Vernoya [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.47%
Danaher [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
E S A B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%
A T S [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Parker Hannifin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.53%
Miller Knoll [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Tarkio Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	0.87%
Tarkio Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.26%
Tarkio Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	8.42%
Tarkio Fund | Consumer Definsive [Member]
Holdings [Line Items]
Percent of Total Investments	1.34%
Tarkio Fund | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.88%
Tarkio Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.95%
Tarkio Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	47.48%
Tarkio Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Tarkio Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
Tarkio Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	17.60%